Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Abstract]
2018	$ 103,000
2019	47,000
2020	36,000
2021	32,000
2022	23,000
Thereafter	46,000
Amortization of Intangible Assets	$ 137,000	$ 359,000	$ 1,100,000